Shareholders’ equity - Narrative (Details) - CHF (SFr)		12 Months Ended
	Oct. 25, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2022
Equity [abstract]
Issued in related to capital raise (in shares)	3,642,988	3,642,988
Shares issued, percent of registered share capital	9.00%
Offering price per share (in CHF per share)	SFr 4.76
Transaction costs on issue of shares	SFr 1,740,777	SFr 1,741,000	SFr 0	SFr 0
Number of shares issued (in shares)					3,500,000
Par value per share (in CHF per share)		SFr 0.10			SFr 0.10
Nominal value of treasury shares		SFr 350,000
Transaction costs related to issuance of treasury shares		SFr 631,336